Finance income, net (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of Finance Income, Net
Finance income for the three and nine months ended September 30, 2023 and 2022 is comprised of:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Interest on acquisition related consideration	28	28	64	83
Interest on lease obligations	51	63	163	207
Interest income	(2,012)	(1,416)	(6,733)	(1,969)
Bank fees and other	—	—	—	2
	(1,933)	(1,325)	(6,506)	(1,677)